RELATED PARTY TRANSACTIONS (Narrative) (Details) - SDP Development Group, LLC [Member] - Phantom Farms [Member]	Feb. 12, 2020 USD ($) Property $ / shares shares
Related Party Transaction [Line Items]
Number of property purchased under purchase agreement | Property	6
Aggregate purchase price | $	$ 8,010,000
Number of shares issued under the purchase agreement | shares	2,670,000
Price of shares issued under the purchase agreement | $ / shares	$ 3